Equity Investments in Subsidiaries, Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
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Equity Investments in Subsidiaries, Associates and Joint Ventures
NOTE 15. EQUITY INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES

Equity Investments in Subsidiaries
The basic information regarding Grupo Financiero Galicia’s consolidated subsidiaries is detailed as follows:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.19	12.31.18	12.31.19	12.31.18
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100	100
Cobranzas Regionales S.A.	8,300	8,300	83	83
Galicia Administradora de Fondos S.A.	20,000	20,000	100	100
Galicia Broker Asesores de Seguros S.A.	71,310	71,310	99.99	99.99
Galicia Retiro Compañía de Seguros S.A.	7,727,271	7,727,271	100	99.99
Galicia Seguros S.A.	1,830,883	1,830,883	100	99.99
Galicia Valores S.A.	1,000,000	1,000,000	100	100
Galicia Warrants S.A.	1,000,000	1,000,000	100	100
IGAM LLC	73,996,713	—	100	—
Naranja Digital Compañía Financiera S.A.U.	541,631,025	—	83	—
Nargelon S.A.	12,000	—	100	—
Ondara S.A.	12,955,140	13,636,990	83.85	83.85
Sudamericana Holding S.A.	185,653	185,653	100	100
Tarjeta Naranja S.A.	2,344	2,344	83	83
Tarjetas Regionales S.A.	894,552,668	894,552,668	83	83
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.19
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (*)
Banco de Galicia y Buenos Aires S.A.U.	616,356,204	520,058,711	96,297,493	22,283,115
Cobranzas Regionales S.A.	515,742	232,518	283,224	(220,198)
Galicia Administradora de Fondos S.A.	449,556	72,094	377,462	222,004
Galicia Broker Asesores de Seguros S.A. (**)	49,949	28,586	21,363	32,422
Galicia Retiro Compañía de Seguros S.A. (**)	359,069	281,300	77,769	(20,150)
Galicia Seguros S.A. (**)	3,218,853	1,998,800	1,220,053	584,514
Galicia Valores S.A.	2,245,459	2,111,959	133,500	(14,390)
Galicia Warrants S.A.	582,705	125,248	457,457	125,761
IGAM LLC	2,248,455	2,113,455	135,000	52,664
Naranja Digital Compañía Financiera S.A.U.	877,786	260,657	617,129	(88,672)
Nargelon S.A.	822	—	822	(17)
Ondara S.A.	35,405	1,062	34,343	(5,308)
Sudamericana Holding S.A. (**)	4,454,535	2,465,348	1,989,187	633,806
Tarjeta Naranja S.A.	63,841,837	48,135,731	15,706,106	1,354,380
Tarjetas Regionales S.A.	66,115,999	49,096,623	17,019,376	652,906

(*)	Income attributable to the shareholders of the parent. Not including “Other Comprehensive Income”.
(**)	Net income for the twelve-month period ended December 31, 2019.

	12.31.18
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (*)
Banco de Galicia y Buenos Aires S.A.U.	793,229,582	717,628,223	75,601,359	(3,149,535)
Cobranzas Regionales S.A.	169,393	104,221	65,172	10,594
Galicia Administradora de Fondos S.A.	764,532	80,602	683,930	592,487
Galicia Broker Asesores de Seguros S.A. (**)	40,727	20,586	20,141	38,544
Galicia Retiro Compañía de Seguros S.A. (**)	383,149	287,322	95,827	37,371
Galicia Seguros S.A. (**)	4,158,837	2,545,391	1,613,446	837,036
Galicia Valores S.A.	398,327	61,344	336,983	102,572
Galicia Warrants S.A.	680,711	349,015	331,696	175
Ondara S.A.	34,629	34	34,595	2,517
Sudamericana Holding S.A. (**)	4,998,084	3,007,467	1,990,617	310,366
Tarjeta Naranja S.A.	78,753,854	64,417,444	14,336,410	3,182,312
Tarjetas Regionales S.A.	81,090,411	65,501,337	15,589,074	(3,290,972)

(*)	Income attributable to the shareholders of the parent. Not including “Other Comprehensive Income”.
(**)	Net income for the twelve-month period ended December 31, 2018.